STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Stock Options Tables
Weighted average inputs to the Black-Scholes model used to value the stock options granted
	May 31, 2017	May 31, 2016
Expected volatility	129.0%	100.0%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.95%	1.65%
Expected term	6.01 years	6.00 years

	February 28, 2017	February 29, 2016
Expected volatility	98.9% - 133.4%	114.8%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	0.97% - 1.90%	1.64%
Expected Term	6.31 years	5.60 years

Common stock options issued and outstanding
	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2017	966,474	$5.71	$—	8.87
Granted:	55,000	$3.00	—	—
Expired and forfeited:	(39,999)	$8.25	—	—

Outstanding and expected to vest at May 31, 2017	981,475	$5.46	$—	8.72
Exercisable at May 31, 2017	350,477	$9.96	$—	7.95

	Options	Weighted average exercise price	Aggregate intrinsic value		Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	187,575	$23.70		$20,670	8.29
Granted	243,835	$7.26		$-	-
Expired/ Exercised/ Forfeited	(4,201)	$(9.93)		$-	-
Outstanding at February 29, 2016	426,976	$14.45		$-	7.98
Granted	1,001,000	$2.14		$-	-
Expired/ Exercised/ Forfeited	(461,502)	$6.05		$-	-
Outstanding and expected to vest at February 28, 2017	966,474	$5.71	$		8.87
Exercisable at February 28, 2017	315,476	$10.84		$-	8.08

Exercisable and unexercisable stock options
Exercisable			Unexercisable
Number of Options	Exercise Price	Weighted Average Remaining Life (years)	Number of Options	Exercise Price	Weighted Average Remaining Life (years)
160,555	$2.00	9.11	319,445	$2.00	9.11
16,668	$2.19	8.99	83,332	$2.19	8.99
—	$3.00	—	176,000	$3.00	9.68
30,000	$3.55	8.68	—	$8.10	—
1,068	$8.10	7.67	—	$8.25	—
40,001	$8.25	8.01	40,000	$10.20	8.05
41,434	$10.20	4.61	—	$10.50	—
3,334	$11.25	7.97	3,333	$11.25	7.97
11,112	$16.50	7.38	8,888	$16.50	7.38
8,068	$22.50	7.67	—	$22.50	—
38,237	$48.75	5.85	—	$48.75	—
350,477	$9.96	7.95	630,998	$2.95	9.15

Exercisable			Unexercisable
Number of Options	Exercise Price	Weighted Average Remaining Life (years)	Number of Options	Exercise Price	Weighted Average Remaining Life (years)
142,222	$2.00	9.36	337,778	$2.00	9.36
-	$2.19	-	100,000	$2.19	9.24
-	$3.00	-	121,000	$3.55	9.86
30,000	$3.55	8.94	-	$8.10	-
1,068	$8.10	7.92	-	$8.25	-
40,001	$8.25	8.26	79,999	$10.20	8.26
41,434	$10.20	4.86	-	$10.50	-
3,334	$11.25	8.22	3,333	$11.25	8.22
11,112	$16.50	7.63	8,888	$16.50	7.63
8,068	$22.50	7.92	-	$22.50	-
38,237	$48.75	6.10	-	$48.75	-
315,476	$10.84	8.08	650,998	$3.23	9.27